Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Schedule of Investments
Issuer	Security Description	Cost	Estimated Fair Value	% of Fair value
		$	$
BK Gold Mines Pty Ltd.	7,330,000 common shares	1,123,440	-	0%
MCC Canadian Gold Ventures Inc.	40 common shares	-	-	0%

Total		1,123,440	-	0%
Issuer	Security Description	Cost	Estimated Fair Value	% of Fair value
		$	$
Electric Royalties Ltd.	7,270,408 common shares	2,299,500	2,150,499	100%
BK Gold Mines Pty Ltd.	7,330,000 common shares	1,123,440	-	0%
MCC Canadian Gold Ventures Inc.	40 common shares	-	-	0%

Total		3,422,940	2,150,499	100%